Accounting Policies, by Policy (Policies)	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies, by Policy (Policies) [Line Items]
Principles of Consolidation

Principles of Consolidation

The condensed consolidated financial statements of the Company have been prepared by management in accordance with accounting principles generally accepted in the United States of America (“GAAP”), applied on a basis consistent for all periods. Accordingly, they do not include all of the information and disclosures required by U.S. GAAP for a complete set of financial statements. These condensed consolidated financial statements and notes thereto should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2020, filed with the Securities and Exchange Commission on April 9, 2021. In the opinion of management, all adjustments of a normal recurring nature considered necessary for a fair presentation have been included. The results of operations of any interim period are not necessarily indicative of the results of operations to be expected for the full fiscal year. These condensed consolidated financial statements include the accounts of the Company and its subsidiaries, all of which are wholly owned. All intercompany balances and transactions have been appropriately eliminated in consolidation.

Principles of Consolidation

The consolidated financial statements of the Company have been prepared by management in accordance with accounting principles generally accepted in the United States of America (“GAAP”), applied on a basis consistent for all periods. These consolidated financial statements include the accounts of the Company and its subsidiaries, all of which are wholly owned. All intercompany balances and transactions have been appropriately eliminated in consolidation.

Use of estimates

Use of Estimates

The preparation of the condensed consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the condensed consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Significant areas requiring the use of management estimates relate to the determination of provisions for impairment assessments of goodwill, other indefinite-lived intangible assets; revenue; allowance for doubtful receivables; inventory valuation; warranty provisions; and litigation claims. Actual results could differ from these estimates.

Use of Estimates

The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Significant areas requiring the use of management estimates relate to the determination of provisions for impairment assessments of definite-live intangible assets, other indefinite-lived intangible assets; goodwill, deferred revenue; allowance for doubtful receivables; inventory valuation; warranty provisions; equity treatment of preferred shares; and litigation claims. Actual results could differ from these estimates.

Foreign Currency Translation

Foreign Currency Translation

The financial statements of foreign subsidiaries, for which the functional currency is the local currency, are translated into U.S. dollars using the exchange rate at the consolidated balance sheet date for assets and liabilities and a weighted-average exchange rate during the year for revenue, expenses, gains and losses. Translation adjustments are recorded as accumulated other comprehensive income (loss) within shareholders’ equity. Gains or losses from foreign currency transactions are recognized in the condensed consolidated statements of operations. Such transactions resulted in minimal losses in the three and nine months ended September 30, 2021 and 2020.

Foreign Currency Translation

The financial statements of foreign subsidiaries, for which the functional currency is the local currency, are translated into U.S. dollars using the exchange rate at the consolidated balance sheet date for assets and liabilities and a weighted-average exchange rate during the year for revenue, expenses, gains and losses. Translation adjustments are recorded as other comprehensive income (loss) within shareholders’ equity (deficit). Gains or losses from foreign currency transactions are recognized in the consolidated statements of operations. Such transactions resulted in a loss of $23,000 and $22,000 in 2020 and 2019, respectively.

Cash and Cash Equivalents

Cash Equivalents

Highly liquid investments with insignificant interest rate risk and original maturities of three months or less, when purchased, are classified as cash equivalents. Cash equivalents are composed of money market funds. The carrying amounts approximate fair value due to the short maturities of these instruments.

Cash Equivalents

Highly liquid investments with insignificant interest rate risk and original maturities of three months or less, when purchased, are classified as cash equivalents. Cash equivalents are composed of money market funds. The carrying amounts approximate fair value due to the short maturities of these instruments.

Accounts Receivable

Accounts Receivable

Accounts receivable is recorded at the invoiced amount and is non-interest bearing. We estimate our allowance for doubtful accounts based on an assessment of the collectability of specific accounts and the overall condition of the accounts receivable portfolio. When evaluating the adequacy of the allowance for doubtful accounts, we analyze specific trade and other receivables, historical bad debts, customer credits, customer concentrations, customer credit-worthiness, current economic trends and changes in customers’ payment terms and/or patterns. We review the allowance for doubtful accounts on a quarterly basis and record adjustments as considered necessary. Customer accounts are written-off against the allowance for doubtful accounts when an account is considered uncollectable.

Inventories

Inventories

Inventories are stated at the lower of cost and net realizable value using the first-in-first-out method. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. We assess the value of inventories periodically based upon numerous factors including, among others, expected product or material demand, current market conditions, technological obsolescence, current cost, and net realizable value. If necessary, we write down our inventory for obsolete or unmarketable inventory by an amount equal to the difference between the cost of the inventory and the net realizable value.

Inventories

Inventories are stated at the lower of cost and net realizable value using the first-in-first-out method. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. We assess the value of inventories periodically based upon numerous factors including, among others, expected product or material demand, current market conditions, technological obsolescence, current cost, and net realizable value. If necessary, we write down our inventory for obsolete or unmarketable inventory by an amount equal to the difference between the cost of the inventory and the net realizable value.

Investments

Investments

The Company holds investments in equity securities of nonpublic companies for business and strategic purposes. The equity securities do not have a readily determinable fair value and are carried at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The Company reviews its investments on a regular basis to determine if the investments are impaired. For purposes of this assessment, the Company considers the investee’s cash position, earnings and revenue outlook, liquidity and management ownership, among other factors, in its review. If management’s assessment indicates that an impairment exists, the Company estimates the fair value of the equity investment and recognizes in current earnings an impairment loss that is equal to the difference between the fair value of the equity investment and its carrying amount.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill represents the excess of consideration paid over the value assigned to the net tangible and identifiable intangible assets acquired. For intangible assets purchased in a business combination, the estimated fair values of the assets received are used to establish their recorded values. For intangible assets acquired in a non-monetary exchange, the estimated fair values of the assets transferred (or the estimated fair values of the assets received, if more clearly evident) are used to establish their recorded values. Valuation techniques consistent with the market approach, income approach and/or cost approach are used to measure fair value.

Purchased intangible assets are amortized on a straight-line basis over their economic lives of 15 months to 15 years for supplier agreements, six years to 25 years for channel partner relationships, three years to nine years for developed technology, three years to eight years for capitalized development costs, and two years to 25 years for customer relationships as this method most closely reflects the pattern in which the economic benefits of the assets will be consumed.

Goodwill and Intangible Assets

Goodwill represents the excess of consideration paid over the value assigned to the net tangible and identifiable intangible assets acquired. For intangible assets purchased in a business combination, the estimated fair values of the assets received are used to establish their recorded values. For intangible assets acquired in a non-monetary exchange, the estimated fair values of the assets transferred (or the estimated fair values of the assets received, if more clearly evident) are used to establish their recorded values. Valuation techniques consistent with the market approach, income approach and/or cost approach are used to measure fair value.

Purchased intangible assets are amortized on a straight-line basis over their economic lives of 15 years for supplier agreement, six to 25 years for channel partner relationships, three to nine years for developed technology, three to eight years for capitalized development costs, and two to 25 years for customer relationships as this method most closely reflects the pattern in which the economic benefits of the assets will be consumed.

Impairment of Goodwill and Intangible Assets

Impairment of Goodwill and Intangible Assets

Goodwill and intangible assets are tested for impairment on an annual basis at December 31, or more frequently if there are indicators of impairment. Triggering events for impairment reviews may be indicators such as adverse industry or economic trends, restructuring actions, lower projections of profitability, or a sustained decline in our market capitalization. Intangible assets are quantitatively assessed for impairment, if necessary, by comparing their estimated fair values to their carrying values. If the carrying value exceeds the fair value, the difference is recorded as an impairment.

Revenue Recognition

Revenue Recognition

The Company accounts for revenue pursuant to ASU 2014-09, Revenue from Contracts with Customers and all the related amendments (“Topic 606”). Under Topic 606, an entity is required to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services, and contract consideration will be recognized on a “sell-in basis” or when control of the purchased goods or services transfer to the distributor.

The Company generates revenue primarily from: (i) solutions for standalone storage and integrated hyper-converged storage; (ii) professional services; and (iii) warranty and customer services. The Company recognizes revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. To determine revenue recognition for contracts with customers the Company performs the following five steps: (i) identify the promised goods or services in the contract; (ii) identify the performance obligations in the contract, including whether they are distinct in the context of the contract; (iii) determine the transaction price, including the constraint on variable consideration; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Company satisfies the performance obligations.

Approximately 70% of the Company’s revenue is recognized when performance obligations under the terms of a contract with a customer are satisfied at a point in time. These contracts are generally comprised of a single performance obligation to transfer products. Accordingly, the Company recognizes revenue when change of control has been transferred to the customer, generally at the time of shipment of products. The Company sells its products both directly to customers and through distributors generally under agreements with payment terms typically less than 45 days. Revenue on direct product sales, excluding sales to distributors, are not entitled to any specific right of return or price protection, except for any defective product that may be returned under our standard product warranty. Product sales to distribution customers that are subject to certain rights of return, stock rotation privileges and price protections, contain a component of “variable consideration.” Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring products and is generally based upon a negotiated fixed price and is net of estimates for variable considerations.

For performance obligations related to warranty and customer services, such as extended product warranties, the Company transfers control and recognizes revenue on a time-elapsed basis. The performance obligations are satisfied as services are rendered typically on a stand-ready basis over the contract term, which is generally 12 months.

In limited circumstances where a customer is unable to accept shipment and requests products be delivered to, and stored on, the Company’s premises, also known as a “bill-and-hold” arrangement, revenue is recognized when: (i) the customer has requested delayed delivery and storage of the products, (ii) the goods are segregated from the inventory, (iii) the product is complete, ready for shipment and physical transfer to the customer, and (iv) the Company does not have the ability to use the product or direct it to another customer.

The Company also enters into revenue arrangements that may consist of multiple performance obligations of its product and service offerings such as for sales of hardware devices and extended warranty services. The Company allocates contract fees to the performance obligations on a relative stand-alone selling price basis. The Company determines the stand-alone selling price based on its normal pricing and discounting practices for the specific product and/or service when sold separately. When the Company is unable to establish the individual stand-alone price for all elements in an arrangement by reference to sold separately instances, the Company may estimate the stand-alone selling price of each performance obligation using a cost plus a margin approach, by reference to third party evidence of selling price, based on the Company’s actual historical selling prices of similar items, or based on a combination of the aforementioned methodologies; whichever management believes provides the most reliable estimate of stand-alone selling price.

Revenue Recognition

The Company accounts for revenue pursuant to ASU 2014-09, Revenue from Contracts with Customers and all the related amendments (“Topic 606”). Under Topic 606, an entity is required to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services, and contract consideration will be recognized on a “sell-in basis” or when control of the purchased goods or services transfer to the distributor.

The Company generates revenue primarily from: (i) solutions for standalone storage and integrated hyper-converged storage; (ii) professional services; and (iii) warranty and customer services. The Company recognizes revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. To determine revenue recognition for contracts with customers the Company performs the following five steps: (i) identify the promised goods or services in the contract; (ii) identify the performance obligations in the contract, including whether they are distinct in the context of the contract; (iii) determine the transaction price, including the constraint on variable consideration; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Company satisfies the performance obligations.

Approximately 70% of the Company’s revenue is recognized when performance obligations under the terms of a contract with a customer are satisfied at a point in time. These contracts are generally comprised of a single performance obligation to transfer products. Accordingly, the Company recognizes revenue when change of control has been transferred to the customer, generally at the time of shipment of products. The Company sells its products both directly to customers and through distributors generally under agreements with payment terms typically less than 45 days. Revenue on direct product sales, excluding sales to distributors, are not entitled to any specific right of return or price protection, except for any defective product that may be returned under our standard product warranty. Product sales to distribution customers that are subject to certain rights of return, stock rotation privileges and price protections, contain a component of “variable consideration.” Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring products and is generally based upon a negotiated fixed price and is net of estimates for variable considerations.

For performance obligations related to warranty and customer services, such as extended product warranties, the Company transfers control and recognizes revenue on a time-elapsed basis. The performance obligations are satisfied as services are rendered typically on a stand-ready basis over the contract term, which is generally 12 months.

In limited circumstances where a customer is unable to accept shipment and requests products be delivered to, and stored on, the Company’s premises, also known as a “bill-and-hold” arrangement, revenue is recognized when: (i) the customer has requested delayed delivery and storage of the products, (ii) the goods are segregated from the inventory, (iii) the product is complete, ready for shipment and physical transfer to the customer, and (iv) the Company does not have the ability to use the product or direct it to another customer.

The Company also enters into revenue arrangements that may consist of multiple performance obligations of its product and service offerings such as for sales of hardware devices and extended warranty services. The Company allocates contract fees to the performance obligations on a relative stand-alone selling price basis. The Company determines the stand-alone selling price based on its normal pricing and discounting practices for the specific product and/or service when sold separately. When the Company is unable to establish the individual stand-alone price for all elements in an arrangement by reference to sold separately instances, the Company may estimate the stand-alone selling price of each performance obligation using a cost plus a margin approach, by reference to third party evidence of selling price, based on the Company’s actual historical selling prices of similar items, or based on a combination of the aforementioned methodologies; whichever management believes provides the most reliable estimate of stand-alone selling price.

Warranty and Extended Warranty

Warranty and Extended Warranty

The Company records a provision for standard warranties provided with all products. If future actual costs to repair were to differ significantly from estimates, the impact of these unforeseen costs or cost reductions would be recorded in subsequent periods.

Separately priced extended on-site warranties and service contracts are offered for sale to customers on all product lines. The Company contracts with third party service providers to provide service relating to on-site warranties and service contracts. Extended warranty and service contract revenue and amounts paid in advance to outside service organizations are deferred and recognized as service revenue and cost of service, respectively, over the period of the service agreement. The Company will typically apply the practical expedient to agreements wherein the period between transfer of any good or service in the contract and when the customer pays for that good or service is one year or less. Advanced payments for long-term maintenance and warranty contracts do not give rise to a significant financing component. Rather, such payments are required by the Company primarily for reasons other than the provision of finance to the entity.

Warranty and Extended Warranty

The Company records a provision for standard warranties provided with all products. If future actual costs to repair were to differ significantly from estimates, the impact of these unforeseen costs or cost reductions would be recorded in subsequent periods.

Separately priced extended on-site warranties and service contracts are offered for sale to customers on all product lines. The Company contracts with third party service providers to provide service relating to on-site warranties and service contracts. Extended warranty and service contract revenue and amounts paid in advance to outside service organizations are deferred and recognized as service revenue and cost of service, respectively, over the period of the service agreement. The Company will typically apply the practical expedient to agreements wherein the period between transfer of any good or service in the contract and when the customer pays for that good or service is one year or less. Advanced payments for long-term maintenance and warranty contracts do not give rise to a significant financing component. Rather, such payments are required by the Company primarily for reasons other than the provision of finance to the entity.

Research and Development Costs

Research and Development Costs

Research and development expenses include payroll, employee benefits, share-based compensation expense, and other headcount-related expenses associated with product development. Research and development expenses also include third-party development and programming costs.

Research and Development Costs

Research and development expenses include payroll, employee benefits, share-based compensation expense, and other headcount-related expenses associated with product development. Research and development expenses also include third-party development and programming costs. Research and development expenses are charged to operating expenses as incurred when these expenditures relate to the Company’s research and development efforts and have no alternative future uses.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) and its components encompass all changes in equity other than those arising from transactions with shareholders, including net loss and foreign currency translation adjustments, and is disclosed in a separate condensed consolidated statement of comprehensive loss.

Comprehensive Loss

Comprehensive loss and its components encompass all changes in equity other than those arising from transactions with shareholders, including net loss and foreign currency translation adjustments, and is disclosed in a separate consolidated statement of comprehensive loss.

Share-based Compensation

Share-based Compensation

We account for share-based awards, and similar equity instruments, granted to employees, non-employee directors, and consultants under the fair value method. Share-based compensation award types include stock options and restricted stock. We use the Black-Scholes option pricing model to estimate the fair value of option awards on the measurement date, which generally is the date of grant. The expense is recognized over the requisite service period (usually the vesting period) for the estimated number of instruments for which service is expected to be rendered. The fair value of restricted stock units (“RSUs”) is estimated based on the market value of the Company’s common shares on the date of grant. The fair value of options granted to non-employees is estimated at the measurement date, which generally is the date of grant, using the Black-Scholes option pricing model.

Share-based compensation expense for options with graded vesting is recognized pursuant to an accelerated method. Share-based compensation expense for RSUs is recognized over the vesting period using the straight-line method. Share-based compensation expense for an award with performance conditions is recognized when the achievement of such performance conditions are determined to be probable. If the outcome of such performance condition is not determined to be probable or is not met, no compensation expense is recognized and any previously recognized compensation expense is reversed. Forfeitures are recognized in share-based compensation expense as they occur.

We have not recognized, and do not expect to recognize in the near future, any tax benefit related to share-based compensation cost as a result of the full valuation allowance of our net deferred tax assets and its net operating loss carryforward.

Share-based Compensation

We account for share-based awards, and similar equity instruments, granted to employees, non-employee directors, and consultants under the fair value method. Share-based compensation award types include stock options and restricted stock. We use the Black-Scholes option pricing model to estimate the fair value of option awards on the measurement date, which generally is the date of grant. The expense is recognized over the requisite service period (usually the vesting period) for the estimated number of instruments for which service is expected to be rendered. The fair value of restricted stock units (“RSUs”) is estimated based on the market value of the Company’s common shares on the date of grant. The fair value of options granted to non-employees is estimated at the measurement date, which generally is the date of grant, using the Black-Scholes option pricing model.

Share-based compensation expense for options with graded vesting is recognized pursuant to an accelerated method. Share-based compensation expense for RSUs is recognized over the vesting period using the straight-line method. Share-based compensation expense for an award with performance conditions is recognized when the achievement of such performance conditions are determined to be probable. If the outcome of such performance condition is not determined to be probable or is not met, no compensation expense is recognized and any previously recognized compensation expense is reversed. Forfeitures are recognized in share-based compensation expense as they occur.

We have not recognized, and do not expect to recognize in the near future, any tax benefit related to share-based compensation cost as a result of the full valuation allowance of our net deferred tax assets and its net operating loss carryforward.

Recent Accounting Pronouncements

Recently Issued Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) that are adopted by the Company as of the specified effective date. If not discussed, the Company believes that the impact of recently issued standards will not have a material impact on the Company’s consolidated financial statements upon adoption.

Recently Issued Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) that are adopted by the Company as of the specified effective date. If not discussed, the Company believes that the impact of recently issued standards, which are not yet effective, will not have a material impact on the Company’s consolidated financial statements upon adoption.

Accounts Receivable

Accounts Receivable

Accounts receivable is recorded at the invoiced amount and is non-interest bearing. We estimate our allowance for doubtful accounts based on an assessment of the collectability of specific accounts and the overall condition of the accounts receivable portfolio. When evaluating the adequacy of the allowance for doubtful accounts, we analyze specific trade and other receivables, historical bad debts, customer credits, customer concentrations, customer credit-worthiness, current economic trends and changes in customers’ payment terms and/or patterns. We review the allowance for doubtful accounts on a quarterly basis and record adjustments as considered necessary. Customer accounts are written-off against the allowance for doubtful accounts when an account is considered uncollectable. At both December 31, 2020 and 2019, allowance for doubtful accounts of $0.1 million was recorded.

Investment in Affiliate

Investment in Affiliate

The Company holds an investment in equity securities of a nonpublic company for business and strategic purposes. The equity securities do not have a readily determinable fair value and are carried at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The Company reviews its investment on a regular basis to determine if the investment is impaired. For purposes of this assessment, the Company considers the investee’s cash position, earnings and revenue outlook, liquidity and management ownership, among other factors, in its review. If management’s assessment indicates that an impairment exists, the Company estimates the fair value of the equity investment and recognizes in current earnings an impairment loss that is equal to the difference between the fair value of the equity investment and its carrying amount.

Impairment of Goodwill and Intangible Assets

Impairment of Goodwill and Intangible Assets

Goodwill and intangible assets are tested for impairment on an annual basis at December 31, or more frequently if there are indicators of impairment. Triggering events for impairment reviews may be indicators such as adverse industry or economic trends, restructuring actions, lower projections of profitability, or a sustained decline in our market capitalization. Intangible assets are quantitatively assessed for impairment, if necessary, by comparing their estimated fair values to their carrying values. If the carrying value exceeds the fair value, the difference is recorded as an impairment.

Shipping and Handling			Shipping and Handling Amounts billed to customers for shipping and handling are included in revenue, and costs incurred related to shipping and handling are included in cost of product revenue.
Advertising Costs			Advertising Costs Advertising costs are expensed as incurred. Advertising expenses were $140,000 and $16,000 for the years ended December 31, 2020 and 2019.
Segment Information

Segment Information

We report segment data based on the management approach. The management approach designates the internal reporting that is used by management for making operating and investment decisions and evaluating performance as the source of our reportable segments. We use one measurement of profitability and do not disaggregate our business for internal reporting. We operate in one segment providing data management, and desktop and application virtualization solutions for small and medium businesses and distributed enterprises. We disclose information about products and services, geographic areas, and major customers.

Income Taxes

Income Taxes

We provide for income taxes utilizing the asset and liability approach of accounting for income taxes. Under this approach, deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid. The provision for income taxes generally represents income taxes paid or payable for the current year plus the change in deferred taxes during the year. Deferred taxes result from differences between the financial and tax basis of our assets and liabilities and are adjusted for changes in tax rates and tax laws when changes are enacted. Valuation allowances are recorded to reduce deferred tax assets when a judgment is made that it is considered more likely than not that a tax benefit will not be realized. A decision to record a valuation allowance results in an increase in income tax expense or a decrease in income tax benefit. If the valuation allowance is released in a future period, income tax expense will be reduced accordingly.

The calculation of tax liabilities involves evaluating uncertainties in the application of complex global tax regulations. The impact of an uncertain income tax position is recognized at the largest amount that is “more likely than not” to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. If the estimate of tax liabilities proves to be less than the ultimate assessment, a further charge to expense would result.

Concentration of Credit Risks

Concentration of Credit Risks

Financial instruments that potentially subject us to concentrations of credit risk consist primarily of trade accounts receivable, which are generally not collateralized. To reduce credit risk, we perform ongoing credit evaluations of its customers and maintain allowances for potential credit losses for estimated bad debt losses.

At December 31, 2020 and 2019, there were four customers that made up 46.8% and 50.3%, respectively, of accounts receivable. There were two customers that made up in the aggregate 29.3% and 24.5% of net revenue for the years ended December 31, 2020 and 2019, respectively.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) (“ASU 2018-13”). The new guidance removes, modifies and adds to certain disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The update is effective for annual reporting periods, including interim periods, beginning after December 15, 2019. The adoption of the new standard did not have an effect on our financial position, results of operations or cash flows.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles — Goodwill and Other (Topic 350) — Simplifying the Test for Goodwill Impairment (“ASU 2017-04”). The update simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. An entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount, and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value, if applicable. The loss recognized should not exceed the total amount of goodwill allocated to the reporting unit. The same impairment test also applies to any reporting unit with a zero or negative carrying amount. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. The update is effective for annual reporting periods, including interim periods, beginning after December 15, 2019, on a prospective basis. The adoption of the new standard did not have an effect on our financial position, results of operations or cash flows.

Mining Equipment

Mining Equipment

Mining Equipment is stated at cost, including purchase price and all shipping and custom fees, and depreciated using the straight-line method over the estimated useful lives of the assets, generally three years for cryptocurrency mining equipment.

The Company reviews the carrying amounts of mining equipment when events or changes in circumstances indicate the assets may not be recoverable. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss, if any. Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash generating unit to which the asset belongs. Assets carried at fair value, such as digital currencies, are excluded from impairment analysis.

Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows to be derived from continuing use of the asset or cash generating unit are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Fair value less costs of disposal is the amount obtainable from the sale of an asset or cash generating unit in an arm’s length transaction between knowledgeable, willing parties, less the cost of disposal. When a binding sale agreement is not available, fair value less costs of disposal is estimated using a discounted cash flow approach with inputs and assumptions consistent with those of a market participant. If the recoverable amount of an asset or cash generating unit is estimated to be less than its carrying amount, the carrying amount of the asset or cash generating unit is reduced to its recoverable amount. An impairment loss is recognized immediately in net income. Where an impairment loss subsequently reverses, the carrying amount of the asset or cash generating unit is increased to the revised estimate of its recoverable amount, such that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized.

Gryphon Digital Mining, Inc. [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Use of estimates

Use of estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates
Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term highly liquid investments with a remaining maturity at the date of purchase of three months or less to be cash equivalents. As of December 31, 2020, the Company held only cash deposits at financial institutions.

Revenue Recognition

Revenue Recognition

Cryptocurrency mining:

The Company recognizes revenue under ASC 606, Revenue from Contracts with Customers. The core principle of the new revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

•        Step 1: Identify the contract with the customer

•        Step 2: Identify the performance obligations in the contract

•        Step 3: Determine the transaction price

•        Step 4: Allocate the transaction price to the performance obligations in the contract

•        Step 5: Recognize revenue when the Company satisfies a performance obligation

In order to identify the performance obligations in a contract with a customer, a company must assess the promised goods or services in the contract and identify each promised good or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” good or service (or bundle of goods or services) if both of the following criteria are met: The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct), and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).

If a good or service is not distinct, the good or service is combined with other promised goods or services until a bundle of goods or services is identified that is distinct.

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. When determining the transaction price, an entity must consider the effects of all of the following:

•        Variable consideration

•        Constraining estimates of variable consideration

•        The existence of a significant financing component in the contract

•        Noncash consideration

•        Consideration payable to a customer

Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The transaction price is allocated to each performance obligation on a relative standalone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time as appropriate.

The Company has digital asset mining pools relationships, with the mining pool operators to provide computing power to the mining pool. The relationships can be terminable at any time by either party and the Company’s enforceable right to compensation only begins when the Company provides computing power to the mining pool operator. In exchange for providing computing power, the Company is entitled to a fractional share of the fixed cryptocurrency award the mining pool operator receives (less digital asset transaction fees to the mining pool operator which are recorded as a component of cost of revenues), for successfully adding a block to the blockchain. The Company’s fractional share is based on the proportion of computing power the Company contributed to the mining pool operator to the total computing power contributed by all mining pool participants in solving the current algorithm.

Providing computing power in digital asset transaction verification services is an output of the Company’s ordinary activities. The provision of providing such computing power is the only performance obligation in the Company’s contracts with mining pool operators. The transaction consideration the Company receives, if any, is noncash consideration, which the Company measures at fair value on the date the Company is notified of the consideration to be received, which is not materially different than the fair value at the time the Company has earned the award from the pools. The consideration is all variable. Because it is not probable that a significant reversal of cumulative revenue will not occur, the consideration is constrained until the mining pool operator successfully places a block (by being the first to solve an algorithm) and the Company receives confirmation of the consideration it will receive, at which time revenue is recognized. There is no significant financing component in these transactions.

Fair value of the cryptocurrency award received is determined using the quoted price of the related cryptocurrency at the date the Company is notified of the consideration earned. There is currently no specific definitive guidance under GAAP or alternative accounting framework for the accounting for cryptocurrencies recognized as revenue or held, and management has exercised significant judgment in determining the appropriate accounting treatment. In the event authoritative guidance is enacted by the FASB, the Company may be required to change its policies, which could have an effect on the Company’s consolidated financial position and results from operations.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

From time to time, the Financial Accounting Standards Board (“FASB”) or other standards setting bodies issue new accounting pronouncements. Updates to the FASB ASC are communicated through issuance of an Accounting Standards Update (“ASU”). We consider the applicability and impact of all ASUs on our financial position, results of operations, cash flows, or presentation thereof. Described below are ASUs that are not yet effective, but may be applicable to our financial position, results of operations, cash flows, or presentation thereof. ASUs not listed below were assessed and determined to not be applicable to our financial position, results of operations, cash flows, or presentation thereof.

In December 2019, the FASB issued ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.” ASU 2019-12 amends ASC 740 to simplify the accounting for income taxes by removing certain exceptions for investments, intraperiod allocations and interim calculations, and adding guidance to reduce complexity in the accounting standard under the FASB’s simplification initiative. ASU 2019-12 is effective for public entities for fiscal years beginning after December 15, 2020. Upon adoption, the amendments in ASU 2019-12 should be applied on a prospective basis to all periods presented. Early adoption is permitted. The Company is currently assessing the impact of the adoption of the new guidance under ASU 2019-12.

Recent Accounting Pronouncements

From time to time, the Financial Accounting Standards Board (“FASB”) or other standards setting bodies issue new accounting pronouncements. Updates to the FASB ASC are communicated through issuance of an Accounting Standards Update (“ASU”). We consider the applicability and impact of all ASUs on our financial position, results of operations, cash flows, or presentation thereof. Described below are ASUs that are not yet effective, but may be applicable to our financial position, results of operations, cash flows, or presentation thereof. ASUs not listed below were assessed and determined to not be applicable to our financial position, results of operations, cash flows, or presentation thereof.

In December 2019, the FASB issued ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.” ASU 2019-12 amends ASC 740 to simplify the accounting for income taxes by removing certain exceptions for investments, intraperiod allocations and interim calculations, and adding guidance to reduce complexity in the accounting standard under the FASB’s simplification initiative. ASU 2019-12 is effective for public entities for fiscal years beginning after December 15, 2020. Upon adoption, the amendments in ASU 2019-12 should be applied on a prospective basis to all periods presented. Early adoption is permitted. The Company is currently assessing the impact of the adoption of the new guidance under ASU 2019-12.

In August 2020, the FASB issued ASU 2020-06, “Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”, to reduce complexity in applying GAAP to certain financial instruments with characteristics of liabilities and equity. ASU 2020-06 is effective for interim and annual periods beginning after December 15, 2023, with early adoption permitted. The Company adopted ASU 2020-06. The adoption did not have a material impact on our interim condensed financial statements.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method, in which deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. A valuation allowance is required to the extent any deferred tax assets may not be realizable.

ASC Topic 740, Income Taxes, (“ASC 740”), also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s interim financial statements. The Company believes that its income tax positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in material changes to its financial position.

Organization and Nature of Operations

Organization and Nature of Operations

Ivy Crypto, Inc. (the “Company”) was incorporated under the provisions and by the virtue of the provisions of the General Corporation Law of the State of Delaware on October 22, 2020 with the office located in Dover, Delaware. The Company is in the business of creating fully integrated pure-play bitcoin mining with zero carbon footprint and developing owned renewable, off-grid energy source that is economically viable.

On February 16, 2021, the Company filed its Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to change its name from “Ivy Crypto, Inc.” to “Gryphon Digital Mining, Inc.”. This amendment became effective immediately upon filing on February 16, 2021.

Organization and Nature of Operations

Gryphon Digital Mining, Inc. (formerly known as Ivy Crypto, Inc.) (the “Company”) was incorporated under the provisions and by the virtue of the provisions of the General Corporation Law of the State of Delaware on October 22, 2020 with the office located in Las Vegas, Nevada. The Company will operate a digital asset, (commonly referred to as cryptocurrency) mining operation using specialized computers equipped with application-specific integrated circuit (ASIC) chips (known as “miners”) to solve complex cryptographic algorithms in support of the Bitcoin blockchain (in a process known as “solving a block”) in exchange for cryptocurrency rewards (primarily Bitcoin).

Mining Equipment Commitment

Mining Equipment Commitment

As of September 30, 2021, the Company operated a fleet of 309 miners manufactured by Bitmain, all of which were purchased directly from Bitmain and deployed in the Company’s mining operation pursuant to two co-location mining services agreement one with Coinmint, LLC (“Coinmint”) and one with Core Scientific, Inc. (“Core”).

During the nine months ended September 30, 2021, the Company entered into a purchase agreement with Bitmain for the acquisition of a total of 7,200 miners, to be shipped and delivered during 2021 and 2022. During the nine months ended September 30, 2021, the Company received 596 new miners, of which 309 have been deployed at the Coinmint facility. The remaining 6,604 of these new miners are scheduled for monthly deliveries in 2021 and 2022. The purchase commitment for these new miners totals approximately $44,109,000, including $3,656,000 paid for the 596 miners delivered during the nine months ended September 30, 2021, $28,038,000 paid as deposits during the same period, $3,303,000 and $2,869,000 paid in October and November, respectively, with the remainder of $9,898,000 still outstanding.

Amendments to Certificate of Incorporation

Amendments to Certificate of Incorporation

On February 16, 2021, the Company filed its Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to change its name from “Ivy Crypto, Inc.” to “Gryphon Digital Mining, Inc.”.

Agreement and Plan of Merger

Agreement and Plan of Merger

On June 3, 2021, the Company entered into an Agreement and Plan of Merger (“Merger Agreement”) with Sphere 3D Corp. (“Sphere 3D”) Upon completion of the merger (the “Merger”), the Sphere 3D Corp. will change its name to Gryphon Digital Mining, Inc. (See NOTE 10 – Subsequent Events “Merger Agreement”)

As consideration for the merger transaction, Sphere 3D will issue 111,000,000 shares of its common stock to the shareholders of the Company, such that on closing, the Sphere 3D shareholders will own approximately 23% of the consolidated company and the Company shareholders will own approximately the remaining 77% on a fully diluted basis, subject to adjustments for additional capital raises by either entity. As of the Merger Agreement, the Company had 21,282,593 shares of common stock and share equivalents. Each share, and share equivalent, will be converted into 5.31 shares of Sphere 3D common stock. As of the Merger Agreement, the value of a share of the Company’s common stock was approximately $8.50, for total consideration of approximately $181,000,000.

The merger is expected to close in the first quarter of 2022, subject to the approval of the stockholders of each company, as well as other closing conditions, including the registration statement for the merger shares to be issued being declared effective by the Securities and Exchange Commission, and the Company’s pending merger listing being approved by the Nasdaq, SEC and other applicatory regulatory bodies. Upon a successful closing of the merger, and all regulatory approvals, the Company will continue to trade on the NASDAQ. The transaction has been approved by the board of directors of both companies. PGP Capital Advisors, LLC acted as financial advisor for the Merger and has provided a Fairness Opinion in support of the transaction to the board of directors of Sphere 3D. The closing of the merger agreement is subject to customary closing conditions for a transaction of this nature and may be terminated by the parties under certain circumstances.

Basis of Presentation

Basis of Presentation

The accompanying interim condensed financial statements and notes thereto are unaudited. The unaudited interim condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (the “SEC”). Certain information and note disclosures normally included in the Company’s annual financial statements have been condensed or omitted. The interim condensed balance sheet as of December 31, 2020 was derived from financial statements but does not include all disclosures required by GAAP. These interim unaudited condensed financial statements, in the opinion of management, reflect all normal recurring adjustments necessary for a fair presentation of the financial position, results of operations and cash flows for the three and nine-month period ended September 30, 2021. The results for the three and nine months ended September 30, 2021 are not necessarily indicative of the results to be expected for the full year ending December 31, 2021 or for any future period.

These unaudited interim condensed financial statements should be read in conjunction with our audited financial statements and the notes thereto for the year ended December 31, 2020, which appear in this Form F
Going Concern

Going Concern

The accompanying interim condensed financial statements have been prepared in conformity with GAAP, which contemplate continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the interim condensed financial statements do not necessarily purport to represent realizable or settlement values. The interim condensed financial statements do not include any adjustment that might result from the outcome of this uncertainty.

The Company has financed its activities through equity financing. The Company began operations on September 15, 2021.

Management expects to incur additional losses and cash outflows in the foreseeable future in connection with its operating activities. The Company will need to raise debt or equity financing in the future in order finance its operations until operations are cashflow positive. However, there can be no assurance that such financing will be available in sufficient amounts and on acceptable terms, when and if needed, or at all. The precise amount and timing of the funding needs cannot be determined accurately at this time, and will depend on a number of factors, including the market price for the underlying commodity mined by the Company, its ability procure the required mining equipment and its ability to successfully mine the commodity. The Company received its first installment of mining equipment in August 2021 at which time the Company commenced its mining operations. The Company believes its cash balances and cash flow from operations will not be sufficient to fund the commencement of its operations over the next twelve months from the issuance date of these interim condensed financial statements. The Company will need to raise additional funding from investors or through other avenues to continue as a going concern. The Company’s interim condensed financial statements have been presented on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

COVID-19

COVID-19

The COVID-19 pandemic has developed rapidly in 2020, with a significant number of cases. Measures taken by various governments to contain the virus have affected economic activity. The management have taken some measures to monitor and mitigate the effects of COVID-19, such as safety and health measures for its people (such as social distancing and remote working).

At this stage, the impact on the business and results has not been significant since the Company is in the pre-operation phase. The management will continue to follow the various government policies and advice and, in parallel, will do their utmost to continue the business in the best and safest way possible without jeopardizing the health of its people. Further, the existence of this event did not cast a significant doubt on the Company’s ability continue as a going concern entity.

COVID -19

The COVID-19 pandemic has developed rapidly in 2020, with a significant number of cases. Measures taken by various governments to contain the virus have affected economic activity. The management have taken some measures to monitor and mitigate the effects of COVID-19, such as safety and health measures for its people (such as social distancing and remote working).

At this stage, the impact on the business and results has not been significant since the Company is in the pre-operation phase. The management will continue to follow the various government policies and advice and, in parallel, will do their utmost to continue the business in the best and safest way possible without jeopardizing the health of its people. Further, the existence of this event did not cast a significant doubt on the Company’s ability continue as a going concern entity.

Digital Assets, Net

Digital Assets, Net

Digital assets or cryptocurrencies, (including Bitcoin, Ethereum, DAI and USDT) are included in current assets in the accompanying interim balance sheets. Cryptocurrencies purchased are recorded at cost and cryptocurrencies obtained by the Company through its sale of common stock are accounted for based on the value of the specific digital asset on the date received.

The Company accounts for digital assets as indefinite-lived intangible assets in accordance with ASC 350, Intangibles — Goodwill and Other. The Company has ownership of and control over the cryptocurrencies and uses third-party custodial services to secure it. The digital assets are initially recorded at cost and are subsequently remeasured on the balance sheets at cost, net of any impairment losses incurred since acquisition.

An impairment analysis is performed at each reporting period to identify whether events or changes in circumstances, in particular decreases in the quoted prices on active exchanges, indicate that it is more likely than not that the digital assets held by the Company are impaired. The fair value of digital assets is determined on a nonrecurring basis in accordance with ASC 820, Fair Value Measurement, based on quoted prices on the active exchange(s) that the Company has determined is its principal market for cryptocurrencies (Level 1 inputs). If the carrying value of the digital asset exceeds the fair value based on the lowest price quoted in the active exchanges during the period, an impairment loss has occurred with respect to those digital assets in the amount equal to the difference between their carrying values and the price determined.

Impairment losses are recognized within “Other expense” in the statements of operations in the period in which the impairment is identified. The impaired digital assets are written down to their fair value at the time of impairment and this new cost basis will not be adjusted upward for any subsequent increase in fair value. Gains are not recorded until realized upon sale or disposition.

Purchases of cryptocurrencies by the Company are included within investing activities in the accompanying interim statements of cash flows, while cryptocurrencies awarded to the Company through its future mining activities will be included within operating activities on the accompanying interim statements of cash flows. The sales of cryptocurrencies are included within investing activities in the accompanying interim statements of cash flows and any realized gains or losses from such sales are included in other income (expense) in the interim statements of operations. The Company accounts for its gains or losses in accordance with the first in first out (FIFO) method of accounting.

Leases

Leases

Effective July 2021, the Company accounts for its leases under ASC 842, Leases (“ASC 842”). Under this guidance, arrangements meeting the definition of a lease are classified as operating or financing leases and are recorded on the consolidated balance sheet as both a right of use asset and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right of use asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the right of use asset result in straight-line rent expense over the lease term.

In calculating the right of use asset and lease liability, the Company elects to combine lease and non-lease components as permitted under ASC 842. The Company excludes short-term leases having initial terms of 12 months or less from the new guidance as an accounting policy election and recognizes rent expense on a straight-line basis over the lease term.

Derivatives

Derivatives

The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and would then be re-valued at each reporting date, with changes in the fair value reported in the interim condensed statements of operations. If there are stock-based derivative financial instruments, the Company will use a probability weighted average series Binomial lattice option pricing models to value the derivative instruments at inception and on subsequent valuation dates.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities will be classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Cost of Revenue

Cost of Revenue

The Company’s cost of revenue consists primarily of direct costs of earning bitcoin related to mining operations, including mining pool fees, electric power costs, other utilities, labor, insurance whether incurred directly from self-mining operations or reimbursed, including any revenue sharing arrangements under co-location agreements, but excluding depreciation and amortization, which are separately stated in the Company’s consolidated statements of operations.

Net Loss Per Share

Net Loss Per Share

The Company uses ASC 260, “Earnings Per Share” for calculating the basic and diluted earnings (loss) per share. The Company computes basic earnings (loss) per share by dividing net income (loss) by the weighted average number of common shares outstanding. Diluted earnings (loss) per share is computed based on the weighted average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. Dilutive potential common shares include outstanding stock options and warrants and stock awards. For periods with a net loss, basic and diluted loss per share are the same, in that any potential common stock equivalents would have the effect of being anti-dilutive in the computation of net loss per share

Net Loss Per Share

The Company uses ASC 260, “Earnings Per Share” for calculating the basic and diluted earnings (loss) per share. The Company computes basic earnings (loss) per share by dividing net income (loss) by the weighted average number of common shares outstanding. Diluted earnings (loss) per share is computed based on the weighted average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. Dilutive potential common shares include outstanding stock options and warrants and stock awards. For periods with a net loss, basic and diluted loss per share are the same, in that any potential common stock equivalents would have the effect of being anti-dilutive in the computation of net loss per share.

Securities that could potentially dilute income (loss) per share in the future were not included in the computation of diluted income (loss) per share at September 30, 2021 because their inclusion would be anti-dilutive as follows:

Convertible Seed Series and Convertible Seed Series II preferred shares	5,370,977
Warrants to purchase common stock	1,006,857
Convertible notes payable and accrued interest	681,925
Unvested share grants	1,772,450
Total potential future shares	8,832,209

Going Concern

Going Concern

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The financial statements do not include any adjustment that might result from the outcome of this uncertainty.

As of the issuance of these financial statements, the Company has not commenced operations. The Company has financed its activities through equity financing. Management expects to commence operations during the year ending December 31, 2021.

Management expects to incur additional losses and cash outflows in the foreseeable future in connection with its operating activities. The Company will need to raise debt or equity financing in the future in order to commence its operations. However, there can be no assurance that such financing will be available in sufficient amounts and on acceptable terms, when and if needed, or at all. The precise amount and timing of the funding needs cannot be determined accurately at this time, and will depend on a number of factors, including the market price for the underlying commodity mined by the Company, its ability procure the required mining equipment and its ability to successfully mine the commodity. Subsequent to December 31, 2020, the raised an additional $14,192,000, which was used primarily to secure a contract to purchase mining equipment. The Company anticipates receiving its first installment of mining equipment in August 2021 at which time the Company can commence its mining operations. The Company believes its cash balances and cash flow from operations will not be sufficient to fund the commencement of its operations over the next twelve months from the issuance date of these financial statements. The Company will need to raise additional funding from investors or through other avenues to continue as a going concern. The Company’s financial statements have been presented on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

Fair Values of Financial Instruments

Fair Values of Financial Instruments

The Company adopted the provisions of Accounting Standards Codification (“ASC”) subtopic 825-10, Financial Instruments (“ASC 825-10”) which defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.

ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825-10 establishes three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

Prepaid Expense

Prepaid Expense

Prepaid expenses are assets held by the Company, which are expected to be realized and consumed within twelve months after the reporting period. As of December 31, 2020, it consists of prepayments for fees on legal services.